INCOME TAXES - Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets by Jurisdiction
Foreign tax credits (FTCs)	$ 14,200	$ 15,900
Net deferred tax assets	46,668	47,849
Foreign tax credits related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in consolidated return	1,900	1,700
U.S. federal
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	3,500	3,400
Foreign tax credits (FTCs)	14,200	15,900
General business credits (GBCs)	900	1,300
Future tax deductions and credits	21,900	20,700
Net deferred tax assets	40,500	41,300
Deferred tax liability to be reversed in carry forward period	2,000
Tax carryforwards related to companies that file U.S. federal tax separate from Citigroup's non-consolidated U.S. federal tax return		500
NOL carryforwards related to companies filing U.S. federal tax separate from Citigroup's consolidated U.S. federal tax return expected to be utilized in the consolidated return		2,900
State and Local
Deferred Tax Assets by Jurisdiction
Future tax deductions and credits	1,700	1,200
Net deferred tax assets	4,100	3,900
New York
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	2,200	2,400
Other state
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	200	300
Foreign
Deferred Tax Assets by Jurisdiction
Future tax deductions and credits	1,600	2,000
Net deferred tax assets	2,100	2,600
APB 23 Subsidiaries
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	100	200
Non APB 23 Subsidiaries
Deferred Tax Assets by Jurisdiction
Net operating losses (NOLs)	$ 400	$ 400